Retirement Benefits (Components of the Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Compensation and benefits expense	$ (686)	$ (535)	$ (701)	$ (749)	$ (580)	$ (517)	$ (661)	$ (673)		$ (2,655)	$ (2,431)	$ (2,184)
Other net benefit credits										(201)	(233)	(235)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Compensation and benefits expense										76	178	196
Other net benefit credits										(206)	(240)	(114)
Service cost										76	178	196
Interest cost										497	537	587
Expected return on plan assets										(921)	(940)	(977)
Amortization of prior service (credit) cost										(2)	(1)	(1)
Recognized actuarial loss (gain)										167	168	271
Net periodic benefit (credit) cost										(183)	(58)	76
Curtailment (gain) loss										(1)	(4)	5
Plan termination										0	0	0
Settlement loss										54	0	1
Total (credit) cost										(130)	(62)	82
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Compensation and benefits expense										1	2	3
Other net benefit credits										5	7	(121)
Service cost										1	2	3
Interest cost										4	5	5
Expected return on plan assets										0	0	0
Amortization of prior service (credit) cost										1	4	3
Recognized actuarial loss (gain)										0	(2)	(1)
Net periodic benefit (credit) cost										6	9	10
Curtailment (gain) loss										0	0	0
Plan termination										0	0	(128)
Settlement loss										0	0	0
Total (credit) cost									$ (125)	6	9	(118)
Domestic Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost										0	106	114
Interest cost										264	264	254
Expected return on plan assets										(357)	(379)	(373)
Amortization of prior service (credit) cost										0	0	0
Recognized actuarial loss (gain)										37	74	146
Net periodic benefit (credit) cost										(56)	65	141
Plan termination										0	0	0
Total (credit) cost										(56)	65	141
Domestic Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost										0	0	1
Interest cost										2	2	2
Expected return on plan assets										0	0	0
Amortization of prior service (credit) cost										3	4	3
Recognized actuarial loss (gain)										(1)	(2)	(2)
Net periodic benefit (credit) cost										4	4	4
Plan termination										0	0	(128)
Total (credit) cost										4	4	(124)
Foreign Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost										76	72	82
Interest cost										233	273	333
Expected return on plan assets										(564)	(561)	(604)
Amortization of prior service (credit) cost										(2)	(1)	(1)
Recognized actuarial loss (gain)										130	94	125
Net periodic benefit (credit) cost										(127)	(123)	(65)
Curtailment (gain) loss										(1)	(4)	5
Settlement loss										54	0	1
Total (credit) cost										(74)	(127)	(59)
Foreign Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost										1	2	2
Interest cost										2	3	3
Expected return on plan assets										0	0	0
Amortization of prior service (credit) cost										(2)	0	0
Recognized actuarial loss (gain)										1	0	1
Net periodic benefit (credit) cost										2	5	6
Curtailment (gain) loss										0	0	0
Settlement loss										0	0	0
Total (credit) cost										$ 2	$ 5	$ 6